Fair Value of Above Market Acquired Time Charters	6 Months Ended
Jun. 30, 2013
Fair Value Of Above Below Market Acquired Time Charters [Abstract]
Fair Value of AboveMarket Acquired Time Charters
6.      Fair value of Above Market Acquired Time Charters:

The amortization of fair value of above-market acquired time charters related to the vessels Star Big and Star Mega, which were acquired in 2011, amounted to $3,167 and $3,150 for the six month periods ended June 30, 2012 and 2013, respectively, and are included under "Voyage revenues" in the accompanying unaudited interim condensed consolidated statements of operations.
The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analyzed as follows:

Years	Amount
June 30, 2014	$6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$11,180

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